Convertible Promissory Notes (Details Narrative) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 09, 2025	Aug. 27, 2025	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jul. 31, 2026	Mar. 01, 2025	Mar. 29, 2023
Short-Term Debt [Line Items]
Principal payment										$ 1,000,000.0	$ 10,700,000	$ 14,500,000
Proceeds from convertible debt							$ 550,000	$ 550,000
Gain (loss) on extinguishment of debt					$ 3,336,213		3,336,213	3,336,213
Unsecured Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Principal payment	$ 10,700,000	$ 700,000	$ 700,000		$ 10,700,000		10,700,000
Original issue discount		20.00%	20.00%
Maturity date		Sep. 09, 2026	Sep. 09, 2026
Proceeds from convertible debt	$ 600,000	$ 600,000	$ 600,000				$ 600,000
Original issue discount		$ 100,000	$ 100,000					100,000
Conversion price	$ 800				$ 800		$ 800
Carrying amount	$ 700,000				$ 700,000		$ 700,000
Fair value exceeded	$ 800,000				$ 800,000		$ 800,000
Gain (loss) on extinguishment of debt								$ 100,000